Income Taxes - Movement in deferred tax balances (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Movement in deferred tax balances
Net balance at the beginning of the year	$ (124,084)
Acquired through business combination		$ (139,090)
Recognised in profit or loss	4,597	15,006
Net balance at the end of the year	(119,487)	(124,084)
Deferred tax assets	47,990	31,983
Deferred tax liability	(167,477)	(156,067)
Inventories
Movement in deferred tax balances
Net balance at the beginning of the year	(4,671)
Acquired through business combination		491
Recognised in profit or loss	1,191	(5,162)
Net balance at the end of the year	(3,480)	(4,671)
Deferred tax liability	(3,480)	(4,671)
Property, plant and equipment
Movement in deferred tax balances
Net balance at the beginning of the year	(151,396)
Acquired through business combination		(151,843)
Recognised in profit or loss	(11,879)	447
Net balance at the end of the year	(163,275)	(151,396)
Deferred tax liability	(163,275)	(151,396)
Lease liability
Movement in deferred tax balances
Net balance at the beginning of the year	4,742
Acquired through business combination		151
Recognised in profit or loss	(1,574)	4,591
Net balance at the end of the year	3,168	4,742
Deferred tax assets	3,168	4,742
Provisions
Movement in deferred tax balances
Net balance at the beginning of the year	12,160
Acquired through business combination		12,111
Recognised in profit or loss	(1,719)	49
Net balance at the end of the year	10,441	12,160
Deferred tax assets	10,441	12,160
Investments
Movement in deferred tax balances
Recognised in profit or loss	(722)
Net balance at the end of the year	(722)
Deferred tax liability	(722)
Loans and borrowings
Movement in deferred tax balances
Recognised in profit or loss	12,746
Net balance at the end of the year	12,746
Deferred tax assets	12,746
Derivatives and other financial liabilities
Movement in deferred tax balances
Net balance at the beginning of the year	7,463
Recognised in profit or loss	7,111	7,463
Net balance at the end of the year	14,574	7,463
Deferred tax assets	14,574	7,463
Tax losses
Movement in deferred tax balances
Net balance at the beginning of the year	7,618
Recognised in profit or loss	(7,618)	7,618
Net balance at the end of the year		7,618
Deferred tax assets		$ 7,618
Denied debt deductions
Movement in deferred tax balances
Recognised in profit or loss	7,061
Net balance at the end of the year	7,061
Deferred tax assets	$ 7,061